Shareholder Report, Holdings (Details)	Aug. 31, 2024
PGIM Jennison Better Future ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Better Future ETF [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
PGIM Jennison Better Future ETF [Member] | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
PGIM Jennison Better Future ETF [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
PGIM Jennison Better Future ETF [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
PGIM Jennison Better Future ETF [Member] | Textiles Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
PGIM Jennison Better Future ETF [Member] | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
PGIM Jennison Better Future ETF [Member] | Automobile [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
PGIM Jennison Better Future ETF [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM Jennison Better Future ETF [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM Jennison Better Future ETF [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Jennison Better Future ETF [Member] | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM Jennison Better Future ETF [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Jennison Better Future ETF [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Jennison Better Future ETF [Member] | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Better Future ETF [Member] | Electronic Equipment Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Better Future ETF [Member] | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Better Future ETF [Member] | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Better Future ETF [Member] | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM Jennison Focused Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Focused Growth ETF [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
PGIM Jennison Focused Growth ETF [Member] | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
PGIM Jennison Focused Growth ETF [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
PGIM Jennison Focused Growth ETF [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
PGIM Jennison Focused Growth ETF [Member] | Textiles Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Jennison Focused Growth ETF [Member] | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
PGIM Jennison Focused Growth ETF [Member] | Automobile [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Jennison Focused Growth ETF [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Focused Growth ETF [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Focused Growth ETF [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Jennison Focused Growth ETF [Member] | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Focused Growth ETF [Member] | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Jennison Focused Growth ETF [Member] | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Focused Growth ETF [Member] | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Focused Growth ETF [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
PGIM Jennison Focused Growth ETF [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
PGIM Jennison Focused Growth ETF [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM Jennison Focused Growth ETF [Member] | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM Jennison Focused Growth ETF [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Focused Growth ETF [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Focused Growth ETF [Member] | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Jennison Focused Growth ETF [Member] | Liabilities In Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM ULTRA SHORT BOND ETF | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	27.90%
PGIM ULTRA SHORT BOND ETF | AA [Member]
Holdings [Line Items]
Percent of Total Investments	21.90%
PGIM ULTRA SHORT BOND ETF | A [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%
PGIM ULTRA SHORT BOND ETF | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%
PGIM ULTRA SHORT BOND ETF | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
PGIM ULTRA SHORT BOND ETF | Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
PGIM ULTRA SHORT BOND ETF | Total [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM ULTRA SHORT MUNICIPAL BOND ETF [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
PGIM ULTRA SHORT MUNICIPAL BOND ETF [Member] | AA [Member]
Holdings [Line Items]
Percent of Total Investments	22.50%
PGIM ULTRA SHORT MUNICIPAL BOND ETF [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	32.90%
PGIM ULTRA SHORT MUNICIPAL BOND ETF [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
PGIM ULTRA SHORT MUNICIPAL BOND ETF [Member] | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
PGIM ULTRA SHORT MUNICIPAL BOND ETF [Member] | Total [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM ULTRA SHORT MUNICIPAL BOND ETF [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
PGIM Jennison Focused Mid-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Focused Mid-Cap ETF [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Jennison Focused Mid-Cap ETF [Member] | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM Jennison Focused Mid-Cap ETF [Member] | Textiles Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Jennison Focused Mid-Cap ETF [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
PGIM Jennison Focused Mid-Cap ETF [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Jennison Focused Mid-Cap ETF [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Jennison Focused Mid-Cap ETF [Member] | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Jennison Focused Mid-Cap ETF [Member] | Electronic Equipment Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Jennison Focused Mid-Cap ETF [Member] | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
PGIM Jennison Focused Mid-Cap ETF [Member] | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM Jennison Focused Mid-Cap ETF [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Jennison Focused Mid-Cap ETF [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
PGIM Jennison Focused Mid-Cap ETF [Member] | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Focused Mid-Cap ETF [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Focused Mid-Cap ETF [Member] | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
PGIM Jennison Focused Mid-Cap ETF [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
PGIM Jennison Focused Mid-Cap ETF [Member] | Multi Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
PGIM Jennison Focused Mid-Cap ETF [Member] | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM Jennison Focused Mid-Cap ETF [Member] | Containers And Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Jennison Focused Mid-Cap ETF [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM Jennison Focused Mid-Cap ETF [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Jennison Focused Mid-Cap ETF [Member] | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM Jennison Focused Mid-Cap ETF [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Focused Mid-Cap ETF [Member] | Real Estate Management And Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Focused Mid-Cap ETF [Member] | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison Focused Mid-Cap ETF [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Focused Mid-Cap ETF [Member] | Marine Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison Focused Mid-Cap ETF [Member] | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Focused Mid-Cap ETF [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Jennison Focused Mid-Cap ETF [Member] | Total Before Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Focused Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Focused Value ETF [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
PGIM Jennison Focused Value ETF [Member] | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PGIM Jennison Focused Value ETF [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
PGIM Jennison Focused Value ETF [Member] | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Focused Value ETF [Member] | Automobile [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Focused Value ETF [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
PGIM Jennison Focused Value ETF [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PGIM Jennison Focused Value ETF [Member] | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Jennison Focused Value ETF [Member] | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Jennison Focused Value ETF [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Focused Value ETF [Member] | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
PGIM Jennison Focused Value ETF [Member] | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
PGIM Jennison Focused Value ETF [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
PGIM Jennison Focused Value ETF [Member] | Multi Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Focused Value ETF [Member] | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM Jennison Focused Value ETF [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM Jennison Focused Value ETF [Member] | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM Jennison Focused Value ETF [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
PGIM Jennison Focused Value ETF [Member] | Total Before Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
PGIM Jennison Focused Value ETF [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM Jennison Focused Value ETF [Member] | Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Jennison Focused Value ETF [Member] | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM Jennison Focused Value ETF [Member] | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Focused Value ETF [Member] | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Focused Value ETF [Member] | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Jennison International Opportunities ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison International Opportunities ETF [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
PGIM Jennison International Opportunities ETF [Member] | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
PGIM Jennison International Opportunities ETF [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
PGIM Jennison International Opportunities ETF [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
PGIM Jennison International Opportunities ETF [Member] | Textiles Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
PGIM Jennison International Opportunities ETF [Member] | Automobile [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
PGIM Jennison International Opportunities ETF [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PGIM Jennison International Opportunities ETF [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Jennison International Opportunities ETF [Member] | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Jennison International Opportunities ETF [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PGIM Jennison International Opportunities ETF [Member] | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Jennison International Opportunities ETF [Member] | Electronic Equipment Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Jennison International Opportunities ETF [Member] | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
PGIM Jennison International Opportunities ETF [Member] | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM Jennison International Opportunities ETF [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison International Opportunities ETF [Member] | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM Jennison International Opportunities ETF [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM Jennison International Opportunities ETF [Member] | Total Before Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison International Opportunities ETF [Member] | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Jennison International Opportunities ETF [Member] | Trading Companies Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Portfolio Ballast ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Portfolio Ballast ETF [Member] | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.70%
PGIM Portfolio Ballast ETF [Member] | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
PGIM Portfolio Ballast ETF [Member] | Affiliated Mutual Fund Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
PGIM Portfolio Ballast ETF [Member] | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM Portfolio Ballast ETF [Member] | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)	[2]
PGIM Portfolio Ballast ETF [Member] | Five Year U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.60%	[3]
PGIM Portfolio Ballast ETF [Member] | Two Year U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%	[3]
PGIM Portfolio Ballast ETF [Member] | Ten Year U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[3]
PGIM Portfolio Ballast ETF [Member] | S And P 500 EMini Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[3]
PGIM Portfolio Ballast ETF [Member] | Twenty Year U.S. Treasury Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[3]
PGIM Portfolio Ballast ETF [Member] | Thirty Year U.S. Ultra Treasury Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[3]
PGIM Portfolio Ballast ETF [Member] | Futures Contracts Long Positions [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.80%	[3]
PGIM AAA CLO ETF [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM AAA CLO ETF [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	97.90%
PGIM AAA CLO ETF [Member] | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
PGIM Active Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Active Aggregate Bond ETF [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	67.00%
PGIM Active Aggregate Bond ETF [Member] | AA [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
PGIM Active Aggregate Bond ETF [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
PGIM Active Aggregate Bond ETF [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
PGIM Active Aggregate Bond ETF [Member] | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
PGIM Active Aggregate Bond ETF [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM Active Aggregate Bond ETF [Member] | BB [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
PGIM Active High Yield Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Active High Yield Bond ETF [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
PGIM Active High Yield Bond ETF [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
PGIM Active High Yield Bond ETF [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
PGIM Active High Yield Bond ETF [Member] | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
PGIM Active High Yield Bond ETF [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
PGIM Active High Yield Bond ETF [Member] | BB [Member]
Holdings [Line Items]
Percent of Total Investments	51.40%
PGIM Active High Yield Bond ETF [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	24.30%
PGIM Active High Yield Bond ETF [Member] | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
PGIM Floating Rate Income ETF [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Floating Rate Income ETF [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
PGIM Floating Rate Income ETF [Member] | AA [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
PGIM Floating Rate Income ETF [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
PGIM Floating Rate Income ETF [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
PGIM Floating Rate Income ETF [Member] | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM Floating Rate Income ETF [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
PGIM Floating Rate Income ETF [Member] | BB [Member]
Holdings [Line Items]
Percent of Total Investments	29.30%
PGIM Floating Rate Income ETF [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	37.00%
PGIM Floating Rate Income ETF [Member] | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
PGIM Floating Rate Income ETF [Member] | CC [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM Municipal Income Opportunities ETF [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Municipal Income Opportunities ETF [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
PGIM Municipal Income Opportunities ETF [Member] | AA [Member]
Holdings [Line Items]
Percent of Total Investments	35.90%
PGIM Municipal Income Opportunities ETF [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%
PGIM Municipal Income Opportunities ETF [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
PGIM Municipal Income Opportunities ETF [Member] | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
PGIM Municipal Income Opportunities ETF [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	34.10%
PGIM Municipal Income Opportunities ETF [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
PGIM Short Duration High Yield ETF [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Short Duration High Yield ETF [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
PGIM Short Duration High Yield ETF [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
PGIM Short Duration High Yield ETF [Member] | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
PGIM Short Duration High Yield ETF [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
PGIM Short Duration High Yield ETF [Member] | BB [Member]
Holdings [Line Items]
Percent of Total Investments	49.30%
PGIM Short Duration High Yield ETF [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	25.20%
PGIM Short Duration High Yield ETF [Member] | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
PGIM Short Duration Multi-Sector Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Short Duration Multi-Sector Bond ETF [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	61.20%
PGIM Short Duration Multi-Sector Bond ETF [Member] | AA [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
PGIM Short Duration Multi-Sector Bond ETF [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
PGIM Short Duration Multi-Sector Bond ETF [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
PGIM Short Duration Multi-Sector Bond ETF [Member] | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
PGIM Short Duration Multi-Sector Bond ETF [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
PGIM Short Duration Multi-Sector Bond ETF [Member] | BB [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
PGIM Short Duration Multi-Sector Bond ETF [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
PGIM Short Duration Multi-Sector Bond ETF [Member] | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
PGIM TOTAL RETURN BOND ETF [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM TOTAL RETURN BOND ETF [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	61.40%
PGIM TOTAL RETURN BOND ETF [Member] | AA [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
PGIM TOTAL RETURN BOND ETF [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
PGIM TOTAL RETURN BOND ETF [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%
PGIM TOTAL RETURN BOND ETF [Member] | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(1.70%)
PGIM TOTAL RETURN BOND ETF [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
PGIM TOTAL RETURN BOND ETF [Member] | BB [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
PGIM TOTAL RETURN BOND ETF [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
PGIM TOTAL RETURN BOND ETF [Member] | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%

[1]	Less than 0.05%
[2]	Includes unsettled variation margin receivable (payable) for futures contracts outstanding, as reported in the Fund's statutory financial statements.
[3]	Represents the current notional amount of the future contracts (USD) as a percentage of net assets as of August 31, 2024.